Exhibit 99.2

Benchmark 2019-B15 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2019-B15

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

JPMorgan Chase Bank, National Association

German American Capital Corporation

15 November 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013	German American Capital Corporation 60 Wall Street, 10th Floor New York, New York 10005

JPMorgan Chase Bank, National Association 383 Madison Avenue New York, New York 10179

Re:	Benchmark 2019-B15 Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-B15 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Citi Real Estate Funding Inc. (“Citi”), JPMorgan Chase Bank, National Association (“JP Morgan”) and German American Capital Corporation (“Deutsche Bank,” together with Citi and JP Morgan, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Selected Mortgage Loan (as defined herein):

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Selected Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”) and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”) for the Collateral Property (as defined herein) or Collateral Properties (as defined herein) that secure the Selected Mortgage Loan,

b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,
c.	The tenant billing schedule and any supplemental information prepared by the Selected Mortgage Loan borrower(s) (each, a “Tenant Billing Schedule”) (except for the Selected Mortgage Loans identified on the Mortgage Loan Schedule (as defined herein) as “City Hyde Park” (the “City Hyde Park Mortgage Loan”),“Tysons Tower” (the “Tysons Tower Mortgage Loan”),“Sunset North” (the “Sunset North Mortgage Loan”) and “8 West Centre” (the “8 West Centre Mortgage Loan”)) relating to the tenants at the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,
d.	Copies of the:
i.	Ground rent abstracts or leases, if applicable (the “Ground Rent Documents”),
ii.	Most recent real estate tax bills (the “Tax Bills”),
iii.	Most recent insurance review file (the “Insurance Review File”)

for the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,

e.	Asset summary report(s) (the “ASRs”),
f.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,
g.	An electronic file containing the calculation of the physical occupancy rate for each Historical Period (the “Historical Occupancy File”) for the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan (only if the physical occupancy rate for such Historical Period was not included on the corresponding Borrower Operating Statement Data Files),
h.	The lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,
i.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,
j.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,

k.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the ASRs, Underwritten Rent Rolls, Underwriting Files and/or Tenant Billing Schedules (as defined herein), which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
l.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of certain Mortgage Loans (the “Selected Mortgage Loans”) and the original principal balance of each Selected Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Tenant Billing Schedules, Ground Rent Documents, Tax Bills, Insurance Review Files, Borrower Rent Roll Files, Historical Occupancy Files, Lease Documents and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the ASRs, Underwritten Rent Rolls or Underwriting Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 November 2019

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial and multifamily properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s) and
c.	The Underwriting Instructions and Adjustments

for each Selected Mortgage Loan (as applicable), we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income or net cash flow

for each Specified Period that is shown on the Borrower Operating Statement Data Files or Appraisal(s) (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 3%, calculated as a percentage of the value as shown on the Borrower Operating Statement Data Files or Appraisal(s) (as applicable) and
c.	Not perform the procedure described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loans.

We performed no procedures to compare any information on the Borrower Operating Statement Data Files to any of the corresponding information in the Appraisal(s).

Attachment A Page 2 of 7

Historical Occupancy Comparison Procedures

2.	Using:
a.	Information on the Historical Occupancy Files,
b.	Information on the Borrower Operating Statement Data Files and
c.	Information on the Borrower Rent Roll Files

for each Selected Mortgage Loan (as applicable), we compared the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files (as applicable) to the corresponding physical occupancy rates on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use an absolute materiality threshold of +/- 0.5% and
b.	Not perform the procedure described above for any of the Historical Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Selected Mortgage Loans.

We performed no procedures to compare any information on the Historical Occupancy Files to any of the corresponding information on the Borrower Operating Statement Data Files or Borrower Rent Roll Files.

Cashflow Reimbursement Comparison Procedures

3.	Using:
a.	Information in the Estoppels,
b.	Information on the Borrower Rent Roll Files,
c.	Information on the Tenant Billing Schedules,
d.	Information in the Leases,
e.	Information in the Lease Abstracts,
f.	Information on the Insurance Review Files and
g.	The Underwriting Instructions and Adjustments

for each Selected Mortgage Loan (as applicable) (except for the City Hyde Park Mortgage Loan, Tysons Tower Mortgage Loan, Sunset North Mortgage Loan and 8 West Centre Mortgage Loan), we compared the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Selected Mortgage Loan, as shown in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 3 of 7

Cashflow Reimbursement Comparison Procedures (continued)

3.	(continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files (as applicable), which is also below $10,000, and
b.	Not perform the procedure described above for the City Hyde Park Mortgage Loan, Tysons Tower Mortgage Loan, Sunset North Mortgage Loan and 8 West Centre Mortgage Loan.

We performed no procedures to compare any information in the Estoppels to any of the corresponding information on the Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files.

Supporting Expense Comparison and Recalculation Procedures

4.	Using:
a.	Information in the Ground Rent Documents and
b.	The Underwriting Instructions and Adjustments

for each Selected Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Selected Mortgage Loan for the TTM Period, as shown in the Ground Rent Documents, to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Ground Rent Documents.

5.	Using:
a.	Information in the Tax Bills,
b.	Information on the Tax Assessor Websites,
c.	Information on the Insurance Review Files and
d.	The Underwriting Instructions and Adjustments

for each Selected Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the TTM Period or Underwritten Period (as applicable), as shown in the Source Documents listed in a. through c. above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to only identify differences where the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments.

Attachment A Page 4 of 7

Supporting Expense Comparison and Recalculation Procedures (continued)

5.	(continued)

We performed no procedures to compare any information in the Tax Bills to any of the corresponding information on the Tax Assessor Websites or Insurance Review Files.

Lease Expiration and Termination Comparison Procedures

6.	Using:
a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Selected Mortgage Loan (as applicable) (except for the City Hyde Park Mortgage Loan, Tysons Tower Mortgage Loan and Sunset North Mortgage Loan), we compared:

i.	The lease expiration date only for the tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue, as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure Selected Mortgage Loan and
ii.	The lease early termination options for the ten largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan,

all as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 5 of 7

Lease Expiration and Termination Comparison Procedures (continued)

6.	(continued)

Using:

a.	Information in the Leases,
b.	Information in the Estoppels and
c.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure the City Hyde Park Mortgage Loan, Tysons Tower Mortgage Loan and Sunset North Mortgage Loan, we compared the lease expiration date and lease early termination options for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure the Selected Mortgage Loan, as shown in the Source Documents listed in the Leases or Estoppels (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to use a materiality threshold of +/- 31 days.

We performed no procedures to compare any information in the Lease Abstracts to any of the corresponding information in the Leases, Estoppels or Borrower Rent Roll Files.

Attachment A Page 6 of 7

Underwritten Cashflow Comparison and Recalculation Procedures

7.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each Selected Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File, and
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments.

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Selected Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph of this Item 7., we recalculated and compared the underwritten revenue and expense line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 3%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $25,000 and
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

Attachment A Page 7 of 7

8.	Subsequent to the performance of the procedures described in Items 1. through 7. above, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated ASRs, Underwritten Rent Rolls and Underwriting Files for the Selected Mortgage Loans (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Selected Mortgage Loan that are described in Items 1. through 7. above to the corresponding information on the updated ASRs, Underwritten Rent Rolls or Underwriting Files (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Selected Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Selected Mortgage Loan that were used to perform the procedures described in Items 1. through 7. above and the results of the comparison procedures described in the preceding two sentences of this Item 8.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Selected Mortgage Loan	Mortgage Loan Seller	Original Principal Balance

899 West Evelyn	Deutsche Bank	$75,000,000
Innovation Park	JP Morgan	$67,250,000
Century Plaza Towers	Deutsche Bank	$62,500,000
Harvey Building Products	Citi	$50,000,000
Austin Landing Mixed-Use	Citi	$50,000,000
Kildeer Village Square	Citi	$47,900,000
City Hyde Park	JP Morgan	$47,000,000
Downtown Winter Haven Portfolio	Deutsche Bank	$39,000,000
Tysons Tower	JP Morgan	$35,000,000
Legends at Village West	Citi	$35,000,000
Central Harlem Multifamily Portfolio	Citi	$30,700,000
The Elston Retail Collection	Citi	$30,000,000
600 & 620 National Avenue	JP Morgan	$28,950,000
The Essex	JP Morgan	$25,000,000
Woodland Trace Apartments	Citi	$23,335,000
Hilton Cincinnati Netherland Plaza	JP Morgan	$20,000,000
Sunset North	JP Morgan	$20,000,000
Osborn Triangle	JP Morgan	$20,000,000
8 West Centre	JP Morgan	$18,200,000
The Club at Crystal Lake	JP Morgan	$17,500,000
2817-2825 3rd Avenue	Citi	$14,000,000
Vineyard Marketplace	JP Morgan	$12,900,000
Washington Heights Multifamily Portfolio	Citi	$12,000,000
TownPlace Suites Laredo	Deutsche Bank	$11,690,000
Mountain Vista Plaza	Citi	$10,250,000

Note:	For any pari passu Selected Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

AUP Findings Schedules

899 West Evelyn

Mortgage Loan Seller: Deutsche Bank
Original Principal Balance: $75,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Estoppel	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Innovation Park

Mortgage Loan Seller: JP Morgan
Original Principal Balance: $67,250,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Borrower Rent Roll File, Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Century Plaza Towers

Mortgage Loan Seller: Deutsche Bank
Original Principal Balance: $62,500,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files and Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Harvey Building Products

Mortgage Loan Seller: Citi
Original Principal Balance: $50,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Austin Landing Mixed-Use

Mortgage Loan Seller: Citi
Original Principal Balance: $50,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills, Insurance Review Files and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Kildeer Village Square

Mortgage Loan Seller: Citi
Original Principal Balance: $47,900,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

City Hyde Park

Mortgage Loan Seller: JP Morgan
Original Principal Balance: $47,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Downtown Winter Haven Portfolio

Mortgage Loan Seller: Deutsche Bank
Original Principal Balance: $39,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Tenant Billing Schedule, Insurance Review File, Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Tysons Tower

Mortgage Loan Seller: JP Morgan
Original Principal Balance: $35,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Legends at Village West

Mortgage Loan Seller: Citi
Original Principal Balance: $35,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Central Harlem Multifamily Portfolio

Mortgage Loan Seller: Citi
Original Principal Balance: $30,700,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Elston Retail Collection

Mortgage Loan Seller: Citi
Original Principal Balance: $30,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

600 & 620 National Avenue

Mortgage Loan Seller: JP Morgan
Original Principal Balance: $28,950,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Estoppel	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Essex

Mortgage Loan Seller: JP Morgan
Original Principal Balance: $25,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Woodland Trace Apartments

Mortgage Loan Seller: Citi
Original Principal Balance: $23,335,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hilton Cincinnati Netherland Plaza

Mortgage Loan Seller: JP Morgan
Original Principal Balance: $20,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Sunset North

Mortgage Loan Seller: JP Morgan
Original Principal Balance: $20,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Osborne Triangle

Mortgage Loan Seller: JP Morgan
Original Principal Balance: $20,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Leases, Borrower Rent Roll Files and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases, Lease Abstracts and Borrower Rent Roll Files	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

8 West Centre

Mortgage Loan Seller: JP Morgan
Original Principal Balance: $18,200,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Club at Crystal Lake

Mortgage Loan Seller: JP Morgan
Original Principal Balance: $17,500,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2817-2825 3rd Avenue

Mortgage Loan Seller: Citi
Original Principal Balance: $14,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Lease Abstracts, Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Vineyard Marketplace

Mortgage Loan Seller: JP Morgan
Original Principal Balance: $12,900,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Washington Heights Multifamily Portfolio

Mortgage Loan Seller: Citi
Original Principal Balance: $12,000,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills,Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

TownPlace Suites Laredo

Mortgage Loan Seller: Deutsche Bank
Original Principal Balance: $11,690,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Mountain Vista Plaza

Mortgage Loan Seller: Citi
Original Principal Balance: $10,250,000

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Selected Mortgage Loans, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Selected Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Selected Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Estoppels, Borrower Rent Roll Files, Tenant Billing Schedules, Leases, Lease Abstracts or Insurance Review Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Leases	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For the Selected Mortgage Loans, compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	For the Selected Mortgage Loans, compare the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites or Insurance Review Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Selected Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 75% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.

	For certain Selected Mortgage Loans identified in Item 6. of Attachment A, compare the lease expiration date and lease early termination options for the top five largest tenants (by underwritten base rent revenue) that is shown in the Leases or Estoppels to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 31-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	For the Selected Mortgage Loans, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For the Selected Mortgage Loans, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable